Discontinued Operations - Schedule of Discontinued Operations, DSS (Details) - Designed Structures and Solutions - Discontinued Operations, Disposed of by Sale - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales	$ 0.0	$ 222.1	$ 401.2
Loss on sale	(1.8)	(295.6)	0.0
Loss from operations	0.0	(8.6)	(4.3)
Loss before taxes	(1.8)	(304.2)	(4.3)
Income tax benefit	0.5	73.0	3.1
Loss from discontinued operations, net of taxes	$ (1.3)	$ (231.2)	$ (1.2)